Stock-based Compensation (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation [Abstract]
Options Outstanding, Beginning	21,593,382	16,203,385	10,073,385
Options Granted	0	5,550,000	6,130,000
Options Exercised	0	0	0
Options Forfeited or Expired	0	(160,000)	0
Options Outstanding, Ending	21,593,382	21,593,382	16,203,385
Options Vested and Exercisable	21,593,382	21,593,382
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.31	$ 0.38	$ 0.62
Weighted Average Exercise Price, Granted	0.00	0.11	0.1
Weighted Average Exercise Price, Exercised	0.00	0.00	0.00
Weighted Average Exercise Price, Forfeited or Expired	0.00	0.22	0.00
Weighted Average Exercise Price, Outstanding, Ending	0.31	0.31	$ 0.38
Weighted Average Exercise Price, Vested and Exercisable	$ 0.31	$ 0.31